Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 Elizabeth.gioia@prudential.com

May 3, 2023

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:    Everlake Financial Advisors Separate Account I (“Registrant”)
        Everlake Life Insurance Company (“Depositor”)
        Registration Statements on Form N-4
        Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Commissioners:

In accordance with Rule 497(j) of the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent amendment to the Registration Statement, and

2.The text of the most recent amendment to the Registration Statement has been filed with the Commission electronically.

Registrant	Depositor	1940 Act #	Registration Statement
Everlake Financial Advisors Separate Account I	Everlake Life Insurance Company	811-09327	333-114560
Everlake Financial Advisors Separate Account I	Everlake Life Insurance Company	811-09327	333-114561
Everlake Financial Advisors Separate Account I	Everlake Life Insurance Company	811-09327	333-114562
Everlake Financial Advisors Separate Account I	Everlake Life Insurance Company	811-09327	333-102295

If you have any questions, please do not hesitate to contact me at 203-402-1624. Thank you.

Very truly yours,

/s/Elizabeth Gioia
Elizabeth Gioia